Summarized status of Company's nonvested restricted shares (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Nonvested, beginning of year | shares	160,000
Granted | shares	15,000
Vested | shares	(20,000)
Forfeited | shares	(15,000)
Nonvested, end of year | shares	140,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 8.44
Granted | $ / shares	8.17
Vested | $ / shares	8.40
Forfeited | $ / shares	9.09
Nonvested, end of year | $ / shares	$ 8.39